5. Debt - Summary of Debt Transactions (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 25, 2014	May 08, 2014
Debt Disclosure [Abstract]
Notes payable	$ 503,203	$ 739,534
Notes payable - related party	26,108	133,000
Convertible notes	2,194,133		870,100	1,400,000
Convertible notes - related party	50,000
Less: debt discount	(1,925,191)
Debt - net	848,253	872,534
Amortization of debt discount	92,304
Less: current portion - notes payable	(98,086)	(236,325)
Less: current portion - notes payable - related party	(26,108)	(133,000)
Long term debt - net	$ 816,362	$ 503,209